Summary of Significant Accounting Policies (Details Narrative) (10-K) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2020	Mar. 31, 2019	Jun. 30, 2019	Jun. 30, 2018	Jul. 02, 2019
Cash					$ 102,000
Cash equivalents
Allowance for doubtful accounts
Inventory adjustments					90,000	27,000
Warranty liability					361,000	158,000
Impairment of long-lived assets
Unrecognized tax benefits
Weighted average number of shares outstanding, basic and diluted	5,107,845	5,076,967	5,105,982	4,105,433	4,364,271	2,539,427
Potentially dilutive common shares outstanding			581,996	592,311
Right of use asset	$ 2,487,000		$ 2,487,000
Lease liability	$ 2,631,000		$ 2,631,000
Accounting Standards Update 2016-02 [Member]
Right of use asset							$ 2,700,000
Lease liability							$ 2,700,000
Convertible Debt [Member]
Potentially dilutive common shares outstanding					588,504
Stock Options and Warrants [Member]
Potentially dilutive common shares outstanding					1,610,922
Minimum [Member]
Property, plant and equipment, useful life					3 years
Maximum [Member]
Property, plant and equipment, useful life					10 years